advance billings and customer deposits - Reconciliation of contract liabilities (Details) - CAD ($) $ in Millions	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020
advance billings and customer deposits
Gross contract liabilities	$ 727		$ 721
Reclassification to contract assets for contracts with contract liabilities less than contract assets	(113)		(142)
Reclassification from contract assets for contracts with contract assets less than contract liabilities	(12)		(9)
Contract liabilities	$ 602	$ 592	$ 570